J.P. Morgan Funds
Supplement dated January 8, 1998 as applicable to the following Prospectuses:

JPM Pierpont Prime Money Market Fund, dated 2/28/97
JPM Pierpont Federal Money Market Fund, dated 2/28/97
JPM Pierpont Short Term Bond Fund, dated 2/28/97
JPM Pierpont Bond Fund, dated 2/28/97
JPM Pierpont Global Strategic Income Fund, dated 2/28/97
JPM Pierpont Emerging Markets Debt Fund, dated 9/2/97
JPM Pierpont New York Total Return Bond Fund, dated 7/14/97
JPM Pierpont International Equity Fund, dated 2/28/97
JPM Pierpont International Opportunities Fund, dated 8/4/97
JPM Pierpont Emerging Markets Equity Fund, dated 2/28/97
JPM Pierpont European Equity Fund, dated 4/30/97
JPM Pierpont Japan Equity Fund, dated 4/30/97

(Supersedes all supplements with respect to the above Funds dated prior to January 8, 1998, except for the supplement dated December 12, 1997)


Fund Name Changes:

1. Effective January 1, 1998, the name of the Trust changed from "The JPM Pierpont Funds" to "J.P. Morgan Funds" and each Fund's name changed as follows:

Old Name                                                  New Name

The JPM Pierpont Prime Money Market Fund                  J.P. Morgan Prime Money Market Fund
The JPM Pierpont Federal Money Market Fund                J.P. Morgan Federal Money Market Fund
The JPM Pierpont Short Term Bond Fund                     J.P. Morgan Short Term Bond Fund
The JPM Pierpont Bond Fund                                J.P. Morgan Bond Fund
The JPM Pierpont Global Strategic Income Fund             J.P. Morgan Global Strategic Income Fund
The JPM Pierpont Emerging Markets Debt Fund               J.P. Morgan Emerging Markets Debt Fund
The JPM Pierpont New York Total Return Bond Fund          J.P. Morgan New York Total Return Bond Fund
The JPM Pierpont International Equity Fund                J.P. Morgan International Equity Fund
The JPM Pierpont International Opportunities Fund         J.P. Morgan International Opportunities Fund
The JPM Pierpont Emerging Markets Equity Fund             J.P. Morgan Emerging Markets Equity Fund
The JPM Pierpont European Equity Fund                     J.P. Morgan European Equity Fund
The JPM Pierpont Japan Equity Fund                        J.P. Morgan Japan Equity Fund








Investment Policy Revisions - Federal Money Market Fund:

2. The first sentence in the paragraph above the heading "Treasury Securities; Certain U.S. Government Agency Obligations" under "Investment Objective(s) and Policies" in the Prospectus for the Federal Money Market Fund is revised as follows:

         The Portfolio seeks to achieve its investment objective by investing in direct obligations of the U.S. Treasury and in obligations of certain U.S. Government agencies described below.

3. The third, fourth and fifth sentences under the heading "Treasury Securities; Certain U.S. Government Agency Obligations" in the Prospectus for the Federal Money Market Fund are revised as follows:

During ordinary market conditions substantially all of the Portfolio's net assets will be invested in Treasury Securities and obligations issued by U.S. Government agencies, that are generally exempt from state and local income taxes, where the Portfolio must look to the issuing agency for ultimate repayment, including the Federal Farm Credit System, the Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Association ("Permitted Agency Securities"). Each such obligation must have a remaining maturity of 397 days or less at the time of purchase by the Portfolio.

4. The second to last sentence under the heading "Treasury Securities; Certain U.S. Government Agency Obligations" in the Prospectus for the Federal Money Market Fund is revised as follows:

         The Portfolio also may purchase Treasury Securities and Permitted Agency Securities on a when-issued or delayed delivery basis and, although it has no current intention to do so, may engage in repurchase and reverse repurchase agreement transactions involving such securities.

5. The first sentence under the heading "Repurchase Agreements" in the Prospectus for the Federal Money Market Fund is revised as follows:

         The Portfolio may, although it has no current intention to do so, engage in repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees.

6. The third sentence under the heading "Repurchase Agreements" in the Prospectus for the Federal Money Market Fund is revised as follows:

         The Portfolio may only enter into repurchase agreements involving Treasury Securities and Permitted Agency Securities.


7. The second sentence of the seventh paragraph under the heading "Investment Objective and Policies" in the Prospectus for the International Equity Fund is replaced with the following:

         Through the use of forward foreign currency exchange contracts, the Advisor will adjust the Portfolio's foreign currency weightings relative to the EAFE Index. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar.

8. The following is added after the second sentence of the second paragraph under the heading "Foreign Currency Exchange Transactions" in the Prospectuses for the International Equity and Emerging Markets Equity Funds:

         These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts.

9. The sentence "The Portfolio will not enter into forward contracts for speculative purposes." in the above paragraph is deleted in the Prospectuses for the Bond, Short Term, International Equity and Emerging Markets Equity Funds.

10.  The  third  paragraph  under  the  heading   "Foreign   Currency   Exchange
Transactions" in the Prospectus for the International Equity Fund is replaced with the following:

         The Portfolio may enter into forward foreign currency exchange contracts to adjust its currency exposure relative to its benchmark, the EAFE Index. The Portfolio may also enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S.
dollars or may involve two foreign currencies.

11.  The  third  paragraph  under  the  heading   "Foreign   Currency   Exchange
Transactions" in the Prospectus for the Emerging Markets Equity Fund is replaced with the following:

The Portfolio may enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. The Portfolio may also enter into forward foreign currency exchange contracts to adjust its currency exposure relative to its benchmark, the MSCI Emerging Markets Free Index. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S.
dollars or may involve two foreign currencies.

Money Market Funds:  Cut-Off Times for Purchases and Redemptions:

12.      Cut-Off Times for Purchases and Redemptions:

The Prime Money Market and Federal Money Market Funds have extended their cut-off times for receiving purchase and redemption orders for Fund shares. The new cut-off times for purchase and redemption orders and for receipt of immediately available funds are as follows:

                                                                                Deadline for Receipt of
                                            Deadline for Purchase               Immediately Available Funds
                                            and Redemption Orders               by the Fund

Prime Money Market                          5:00 pm                             5:00 pm
Federal Money Market                        2:00 pm                             4:00 pm

Purchase orders and immediately available funds must be received by the above times on a Fund business day for the purchase to be effective and dividends to be earned on the same day. The net asset value for the Prime Money Market Fund will now be calculated at 5:00 pm.

Money Market Funds:  Short-Term Gains:

13. The second paragraph under the caption "Dividends and Distributions" in the Prospectuses for the Prime Money Market and Federal Money Market Funds is replaced with the following:

Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividends. Substantially all the realized net long-term capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Other Changes:

14. The following is added after the first sentence of the third paragraph under the caption "Investment Objective and Policies" in the Prospectuses for the Prime Money Market and Federal Money Market Funds:

The market value of obligations in which the Portfolio invests is not guaranteed and may rise and fall in response to changes in interest rates.

15. The fifth sentence under the heading "Advisor" in the Prospectuses for the Federal Money Market, Prime Money Market, Short Term Bond, Bond, International Equity and Emerging Markets Equity Funds is revised as follows:

Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $240 billion.

16. The third sentence of the first paragraph under the heading "Organization" is restated in the Prospectuses for the Prime Money Market, Federal Money Market, Bond, Short Term Bond, International Equity and Emerging Markets Equity Funds as follows:

To date, shares of 19 series have been authorized and are available for sale to the public.

Global Strategic Income Fund Expense Information:

17. The Expense Table and Example which appear on page 1 of the prospectus are replaced with the following:

Expense Table

Annual Operating Expenses(2)

Advisory Fees..............................................................0.45%
Rule 12b-1 Fees............................................................None
Other Expenses (after expense reimbursement) ..............................0.55%
Total Operating Expenses (after expense reimbursement) ....................1.00%

(2) These expenses are based on the Fund's estimated expenses and estimated average net assets for its fiscal year ending October 31, 1998. Morgan, however, has agreed to limit Total Operating Expenses to 1.00% of average net assets through February 28, 1999. See Management of the Fund and Portfolio--Expenses. Without such reimbursement, the estimated Other Expenses and Total Operating Expenses would be 0.58% and 1.03%, respectively, on an annualized basis.

Example

An investor would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year...............................................$ 10
3 Years..............................................$ 32
Additionally, the second paragraph under Expenses on page 14 is replaced with the following:

Morgan has agreed that it will, at least through February 28, 1999, maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the annual rate of 1.00% of the Fund's average daily net assets. This expense limitation does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this expense limitation beyond the specified period.

Investment Minimums

18.......The following is applicable to each Fund referenced above:

     The required minimum initial investment in the Fund is $2,500. The minimum subsequent investment is $500. Please refer to "Purchase of Shares" for more information.

International Opportunities Expense Information:

19.......The   following   replaces   "ANNUAL   OPERATING   EXPENSES"   and  the
corresponding footnote on page 1 of the prospectus:

ANNUAL OPERATING EXPENSES(2)


Advisory Fees                                                          0.60%
Rule 12b-1 Fees                                                        None
Other Expenses (after expense reimbursement)                           0.60%

Total Operating Expenses (after expense reimbursement)                 1.20%
                                                                       =====

------------------------

(2) These expenses are expressed as a percentage of average net assets for the Fund after expense reimbursement for the period indicated in Financial Highlights below. Morgan has agreed to limit Total Operating Expenses to 1.20% of average net assets through March 31, 1998. See Management of the Fund and Portfolio--Expenses. Without such reimbursement, Other Expenses and Total Operating Expenses for the period indicated in Financial Highlights below would have been 1.03% and 1.63%, respectively, on an annualized basis.



JPMSUPP-981